HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 95.7%
	AGENCY CMBS — 2.8%
2,230,000	FREMF Mortgage Trust Series 2018-K732 C(a),(b)		4.0560	05/25/25	$ 2,193,724
2,525,000	FREMF Mortgage Trust Series 2018-K733 C(a),(b)		4.0670	09/25/25	2,465,158
2,665,000	FREMF Mortgage Trust Series 2019-K736(a),(b)		3.7590	07/25/26	2,565,166
2,000,000	FREMF Mortgage Trust Series 2015-K46 B(a),(b)		3.6980	04/25/48	1,970,183
1,637,000	FREMF Mortgage Trust Series 2015-K47 C(a),(b)		3.5860	06/25/48	1,607,822
					10,802,053
	AUTO LOAN — 0.3%
784,450	Luxury Lease Partners Auto Lease Trust Series 2021-ARC2 B(a)		7.0000	07/15/27	775,979
538,000	Luxury Lease Partners Auto Lease Trust Series 2024-4 B(a)		10.4910	07/15/30	541,522
					1,317,501
	CLO — 65.6%
6,857,000	1828 CLO Ltd. Series 2016-1A DR(a),(c)	TSFR3M + 6.852%	12.1530	10/15/31	6,851,679
5,000,000	Apidos CLO XVIII Series 2018-18A D(a),(c)	TSFR3M + 3.412%	8.6940	10/22/30	5,042,885
1,000,000	Apidos CLO XXIX Series 2018-29A D(a),(c)	TSFR3M + 5.512%	10.7960	07/25/30	1,003,773
4,300,000	Apidos CLO XXVIII Series 2017-28A D(a),(c)	TSFR3M + 5.762%	11.0440	01/20/31	4,311,283
7,750,000	Ares XL CLO Ltd. Series 2016-40A DR(a),(c)	TSFR3M + 6.612%	11.9130	01/15/29	7,771,150
3,000,000	Atlas Senior Loan Fund Ltd. Series 2017-8A E(a),(c)	TSFR3M + 6.212%	11.4980	01/16/30	2,992,425
3,000,000	Benefit Street Partners CLO XIV Ltd. Series 2018-14a E(a),(c)	TSFR3M + 5.612%	10.8940	04/20/31	3,007,038
3,329,000	Black Diamond Clo Ltd. Series 2017-1A C(a),(c)	TSFR3M + 4.212%	9.4950	04/24/29	3,338,791
2,250,000	Buttermilk Park CLO Ltd. Series 2018-1A E(a),(c)	TSFR3M + 6.012%	11.3130	10/15/31	2,257,821
250,000	Canyon Capital CLO Ltd. Series 2021-1RA D(a),(c)	TSFR3M + 3.262%	8.5630	07/15/30	250,456
5,000,000	CBAM Ltd. Series 2017-1A D(a),(c)	TSFR3M + 4.012%	9.2940	07/20/30	5,016,175
5,000,000	CBAM Ltd. Series 2017-1A E(a),(c)	TSFR3M + 6.762%	12.0440	07/20/30	5,017,925
2,425,000	Cedar Funding VII Clo Ltd. Series 2018-7A E(a),(c)	TSFR3M + 4.812%	10.0940	01/20/31	2,421,624
1,000,000	CIFC Funding Ltd. Series 2015-3A ER(a),(c)	TSFR3M + 5.212%	10.4910	04/19/29	1,004,289
2,110,932	Clover Credit Partners CLO III Ltd. Series 2017-1A D(a),(c)	TSFR3M + 4.012%	9.3130	10/15/29	2,129,403
4,500,000	Crestline Denali CLO XVI Ltd. Series 2018-1A E(a),(c)	TSFR3M + 5.862%	11.1440	01/20/30	4,477,518
32,555	Denali Capital CLO XI Ltd. Series 2015-1A CR(a),(c)	TSFR3M + 3.412%	8.6940	10/20/28	32,612
3,720,000	Denali Capital CLO XI Ltd. Series 2015-1A DR(a),(c)	TSFR3M + 5.872%	11.1540	10/20/28	3,739,474
18,230,000	Dryden Senior Loan Fund Series 2017-47A D(a),(c)	TSFR3M + 3.662%	8.9630	04/15/28	18,295,281
5,880,000	Elevation CLO Ltd. Series 2017-6A D(a),(c)	TSFR3M + 3.912%	9.2130	07/15/29	5,887,515
7,737,500	Elevation CLO Ltd. Series 2017-6A E(a),(c)	TSFR3M + 6.862%	12.1630	07/15/29	7,794,951
4,500,000	Elevation CLO Ltd. Series 2014-2A DR(a),(c)	TSFR3M + 3.462%	8.7630	10/15/29	4,505,859
6,845,000	Ellington CLO IV Ltd. Series 2019-4A D1(a),(c)	TSFR3M + 5.762%	11.0630	04/15/29	6,880,977

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 95.7% (Continued)
	CLO — 65.6% (Continued)
3,800,000	Flatiron CLO 18 Ltd. Series 2018-1A E(a),(c)	TSFR3M + 5.412%	10.6970	04/17/31	$ 3,809,177
2,000,000	Galaxy XXI CLO Ltd. Series 2015-21A ER(a),(c)	TSFR3M + 5.512%	10.7940	04/20/31	2,002,090
4,900,000	Galaxy XXVII CLO Ltd. Series 2018-27A E(a),(c)	TSFR3M + 6.042%	11.3680	05/16/31	4,911,608
2,800,000	Grippen Park CLO Ltd. Series 2017-1A E(a),(c)	TSFR3M + 5.962%	11.2440	01/20/30	2,811,368
1,300,000	Guggenheim CLO Ltd. Series 2020-1A ER(a),(c)	TSFR3M + 7.412%	12.7130	04/15/31	1,304,586
14,900,000	Halcyon Loan Advisors Funding Ltd. Series 2018-2A C(a),(c)	TSFR3M + 3.662%	8.9440	01/22/31	14,974,709
6,250,000	Halcyon Loan Advisors Funding Ltd. Series 2018-2A D(a),(c)	TSFR3M + 7.162%	12.4440	01/22/31	6,266,238
4,000,000	Highbridge Loan Management Ltd. Series 2013-2A CR(a),(c)	TSFR3M + 3.162%	8.4440	10/20/29	4,018,312
3,039,006	JMP Credit Advisors Clo IV Ltd. Series 2017-1A E(a),(c)	TSFR3M + 7.062%	12.3470	07/17/29	3,052,739
250,000	JMP Credit Advisors CLO V Ltd. Series 2018-1A C(a),(c)	TSFR3M + 2.612%	7.8970	07/17/30	250,326
5,000,000	KKR CLO Ltd. Series 13 ER(a),(c)	TSFR3M + 5.212%	10.4980	01/16/28	5,015,435
5,565,657	Longfellow Place CLO Ltd. Series 2013-1A ERR(a),(c)	TSFR3M + 7.962%	13.2630	04/15/29	5,573,822
2,150,000	Madison Park Funding XXVII Ltd. Series 2018-27A D(a),(c)	TSFR3M + 5.262%	10.5440	04/20/30	2,149,976
875,000	Madison Park Funding XXX LTD Series 2018-30A D(a),(c)	TSFR3M + 2.762%	8.0630	04/15/29	876,649
865,000	Madison Park Funding XXX LTD Series 2018-30A E(a),(c)	TSFR3M + 5.212%	10.5130	04/15/29	865,000
500,000	Neuberger Berman CLO XVIII Ltd. Series 2014-18A DR2(a),(c)	TSFR3M + 6.182%	11.4640	10/21/30	499,603
2,900,000	OCP CLO Ltd. Series 2014-7A DRR(a),(c)	TSFR3M + 6.092%	11.3740	07/20/29	2,906,348
890,000	Octagon Investment Partners 32 Ltd. Series 2017-1A D(a),(c)	TSFR3M + 3.662%	8.9630	07/15/29	892,985
8,000,000	Octagon Investment Partners 39 Ltd. Series 2018-3A D(a),(c)	TSFR3M + 3.212%	8.4940	10/20/30	8,059,728
5,000,000	OFSI BSL VIII Ltd. Series 2017-1A DR(a),(c)	TSFR3M + 4.062%	9.3480	08/16/29	5,007,005
1,000,000	OSD CLO Ltd. Series 2021-23A E(a),(c)	TSFR3M + 6.262%	11.5470	04/17/31	1,002,748
3,773,000	OZLM VIII Ltd. Series 2014-8A DRR(a),(c)	TSFR3M + 6.342%	11.6270	10/17/29	3,796,585
13,000,000	OZLM XVIII Ltd. Series 2018-18A D(a),(c)	TSFR3M + 3.112%	8.4130	04/15/31	13,072,644
750,000	Palmer Square Loan Funding Ltd. Series 2021-2A D(a),(c)	TSFR3M + 5.262%	10.5870	05/20/29	750,487
500,000	Palmer Square Loan Funding Ltd. Series 2021-3A D(a),(c)	TSFR3M + 5.262%	10.5440	07/20/29	501,006
2,250,000	Palmer Square Loan Funding Ltd. Series 2021-4A D(a),(c)	TSFR3M + 5.262%	10.5630	10/15/29	2,254,199
1,250,000	Palmer Square Loan Funding Ltd. Series 2022-1A E(a),(c)	TSFR3M + 7.200%	12.5010	04/15/30	1,256,718
12,295,000	Parallel Ltd. Series 2017-1A DR(a),(c)	TSFR3M + 3.362%	8.6440	07/20/29	12,334,123
1,350,000	Post CLO Ltd. Series 2018-1A E(a),(c)	TSFR3M + 6.132%	11.4180	04/16/31	1,354,678
5,000,000	Symphony Static CLO I Ltd. Series 2021-1A E1(a),(c)	TSFR3M + 5.612%	10.8960	10/25/29	5,012,220
250,000	TCI-Flatiron Clo Ltd. Series 2017-1(a),(c)	TSFR3M + 3.012%	8.3410	11/17/30	250,892
1,500,000	TCI-Flatiron Clo Ltd. Series 2017-1A E(a),(c)	TSFR3M + 6.612%	11.9410	11/18/30	1,505,865
16,000,000	THL Credit Wind River CLO Ltd. Series 2015-1A DR(a),(c)	TSFR3M + 3.262%	8.5440	10/20/30	16,046,545
500,000	TICP CLO X Ltd. Series 2018-10A(a),(c)	TSFR3M + 5.762%	11.0440	04/20/31	501,692

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 95.7% (Continued)
	CLO — 65.6% (Continued)
4,400,000	Venture XXVI CLO Ltd. Series 2017-26A D(a),(c)	TSFR3M + 4.512%	9.7940	01/20/29	$ 4,424,697
265,000	Vibrant Clo VII Ltd. Series 2017-7A B(a),(c)	TSFR3M + 2.662%	7.9440	09/15/30	265,193
1,446,268	WhiteHorse X Ltd. Series 2015-10A E(a),(c)	TSFR3M + 5.562%	10.8470	04/17/27	1,449,655
1,065,000	Zais CLO 5 Ltd. Series 2016-2A C(a),(c)	TSFR3M + 4.762%	10.0630	10/15/28	1,068,097
5,595,000	Zais Clo 6 Ltd. Series 2017-1A D(a),(c)	TSFR3M + 4.142%	9.4430	07/15/29	5,611,695
					251,738,347
	COLLATERALIZED MORTGAGE OBLIGATIONS — 3.4%
2,909,849	A&D Mortgage Trust Series 2024-NQM3 A1(a),(d)		6.4510	07/25/69	2,933,118
1,049,944	Cascade Funding Mortgage Trust Series 2022-AB2 M3(a),(b)		2.0000	02/25/52	853,190
81,638	EFMT Series 2023-1 A2(a),(d)		6.2400	02/25/68	81,494
1,000,000	NYMT Loan Trust Series Series 2024-BPL2 A1(a),(d)		6.5090	05/25/39	1,011,304
1,964,339	OBX Trust Series 2024-NQM8 A1(a),(d)		6.2330	05/25/64	1,986,555
1,684,340	PRKCM Trust Series 2023-AFC3 A1(a)		6.5840	09/25/58	1,702,332
3,926,898	PRKCM Trust Series 2024-HOME1 A1(a),(d)		6.4310	05/25/59	3,972,647
709,007	Verus Securitization Trust Series 2023-2 A1(a),(d)		6.1930	03/25/68	712,752
					13,253,392
	NON AGENCY CMBS — 23.1%
192,000	BAMLL Commercial Mortgage Securities Trust Series 2019-BPR EMP(a),(b)		3.8950	11/05/32	170,048
2,500,000	BPR Trust Series 2021-WILL D(a),(c)	TSFR1M + 5.114%	10.4430	06/15/38	2,486,310
8,658,000	BX Commercial Mortgage Trust Series 2019-IMC F(a),(c)	TSFR1M + 2.946%	8.2750	04/15/34	8,438,369
196,000	BX Commercial Mortgage Trust Series 2019-IMC G(a),(c)	TSFR1M + 3.646%	8.9750	04/15/34	188,055
4,750,000	Capital Funding Mortgage Trust Series 2021-19 B(a),(c)	TSFR1M + 15.210%	20.5500	10/27/24	4,732,101
458,952	Capital Funding Mortgage Trust Series 2022-27 B(a),(c)	TSFR1M + 9.910%	15.2530	02/11/25	448,679
13,884,554	Capital Funding Multifamily Mortgage Trust Series 2022-PM01 B(a),(c)	TSFR1M + 9.500%	14.8430	03/01/25	13,911,267
36,834,453	COMM Mortgage Trust Series 2014-UBS5 XA(b),(e)		0.8550	09/10/47	368
3,300,936	COMM Mortgage Trust Series 2015-CR22(b),(e)		0.9460	03/10/48	4,166
5,979,453	COMM Mortgage Trust Series 2015-CR23 XA(b),(e)		0.9620	05/10/48	22,524
3,595,541	COMM Mortgage Trust Series 2015-LC21 XA(b),(e)		0.6100	07/10/48	10,277
860,430	COMM Mortgage Trust Series 2015-CR25 A3		3.5050	08/10/48	846,468
7,019,459	CSAIL Commercial Mortgage Trust Series 2015-C1 XA(b),(e)		0.9370	04/15/50	7,263
4,560,069	CSMC Trust Series 2016-NXSR XA(b),(e)		0.8220	12/15/49	50,869
1,752,792	FREMF Mortgage Trust Series 2020-KF76 B(a),(c)	SOFR30A + 2.864%	8.2010	01/25/30	1,727,091
6,000,000	GS Mortgage Securities Corp Trust Series 2018-3PCK C(a),(c)	TSFR1M + 3.614%	8.9430	09/15/31	5,878,519

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 95.7% (Continued)
	NON AGENCY CMBS — 23.1% (Continued)
2,351,000	GS Mortgage Securities Trust Series 2010-C1 D(a),(b)		6.3610	08/10/43	$ 2,146,182
2,000,000	GSMS Trust Series 2024-FAIR D(a),(b)		8.2140	07/15/29	2,018,735
880,000	JP Morgan Chase Commercial Mortgage Securities Series 2020-NNN DFX(a)		3.6200	01/16/37	464,367
9,510,177	JPMBB Commercial Mortgage Securities Trust Series 2014-C25 XA(b),(e)		0.9370	11/15/47	95
4,333,871	JPMBB Commercial Mortgage Securities Trust Series 2015-C27 XA(b),(e)		1.2720	02/15/48	4,813
13,694,915	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19 XA(b),(e)		1.0190	12/15/47	890
1,996,858	Morgan Stanley Capital I, Inc. Series 2024-BPR2 A(a)		7.2910	05/05/29	2,066,095
5,000,000	Morgan Stanley Capital I, Inc. Series 2024-BPR2 B(a)		8.5420	05/05/29	5,247,433
3,000,000	Morgan Stanley Capital I, Inc. Series 2024-BPR2 C(a),(b)		8.7520	05/05/29	3,029,193
3,546,611	Wells Fargo Commercial Mortgage Trust Series 2015-LC22 XA(b),(e)		0.8840	09/15/58	20,512
3,517,606	WFRBS Commercial Mortgage Trust Series 2012-C9 E(a),(b)		4.7190	11/15/45	3,204,687
2,057,091	WFRBS Commercial Mortgage Trust Series 2014-C19 D(a)		4.2340	03/15/47	2,053,052
5,000,000	WFRBS Commercial Mortgage Trust Series 2014-C19 E(a),(b)		5.0290	03/15/47	4,966,340
1,479,345	WFRBS Commercial Mortgage Trust Series 2014-C20 XA(b),(e)		0.6150	05/15/47	15
3,345,056	WFRBS Commercial Mortgage Trust Series 2014-C21 XA(b),(e)		0.9770	08/15/47	33
374,715	XCALI Mortgage Trust Series 2020-5 B1(a),(c)	TSFR1M + 8.370%	13.7130	10/06/24	373,701
471,250	XCALI Mortgage Trust Series 2021-10 B1(a),(c)	TSFR1M + 8.120%	13.4630	12/31/24	468,496
419,048	X-Caliber Funding, LLC Series 2023-MF9 B1(a),(c)	TSFR1M + 6.500%	11.8500	11/15/24	420,046
4,600,000	X-Caliber Funding, LLC Series 2023-HOAKS A(a),(c)	TSFR1M + 3.500%	8.8430	05/15/25	4,600,000
3,335,000	X-Caliber Funding, LLC Series 2023-DMNK B1(a),(c)	TSFR1M + 6.500%	11.8430	05/15/25	3,335,000
4,165,000	X-Caliber Funding, LLC Series 2021-7 B1(a),(c)	TSFR3M + 6.000%	11.4580	01/06/26	4,079,009
4,000,000	X-Caliber Funding, LLC Series 2024-OPAL A(a),(c)	TSFR1M + 4.000%	9.3430	02/15/26	4,008,230
2,450,000	X-Caliber Funding, LLC Series 2024-OPAL B1(a),(c)	TSFR1M + 6.000%	11.3430	02/15/26	2,457,439
5,000,000	X-Caliber Funding, LLC Series 2024-SURF A(a)		12.0000	08/04/27	5,050,061
					88,936,798
	OTHER ABS — 0.5%
625,029	Pagaya AI Debt Trust Series 2023-6 A(a)		7.1280	06/16/31	626,247
477,860	Pagaya AI Debt Trust Series 2024-1 A(a)		6.6600	07/15/31	482,837
648,437	Reach Abs Trust Series 2024-1A A(a)		6.3000	02/18/31	650,424
					1,759,508
	TOTAL ASSET BACKED SECURITIES (Cost $366,867,091)				367,807,599

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 0.8%
	SPECIALTY FINANCE — 0.8%
500,000	X-Caliber Funding, LLC(a)	11.0000	09/24/24	$ 492,656
2,654,000	X-Caliber Funding, LLC(a)	11.0000	03/01/25	2,593,783
				3,086,439
	TOTAL CORPORATE BONDS (Cost $3,120,784)			3,086,439

Shares
	SHORT-TERM INVESTMENTS — 3.0%
	MONEY MARKET FUNDS - 3.0%
11,637,692	First American Government Obligations Fund, Class X, 5.22% (Cost $11,637,692)(f)			11,637,692

	TOTAL INVESTMENTS - 99.5% (Cost $381,625,567)			$ 382,531,730
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%			1,878,886
	NET ASSETS - 100.0%			$ 384,410,616

LLC	- Limited Liability Company
LTD	- Limited Company

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
TSFR1M	Term Secured Overnight Financing Rate 1 Month
TSFR3M	Term Secured Overnight Financing Rate 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024 the total market value of 144A securities is 369,925,745 or 96.2% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Variable rate security; the rate shown represents the rate on July 31, 2024.
(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at July 31, 2024.
(e)	Interest only securities.
(f)	Rate disclosed is the seven day effective yield as of July 31, 2024.